Commitments - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended
	Nov. 30, 2012	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2011
Leases [Line Items]
Average rent		$ 23,800	$ 16,900
Increased lease amount				24,500
Additional lease extension period	24 months
Amendment increased rent in first year	21,614
Amendment increased rent in second year	26,677
Notice period to exercise option to extend lease					10 days
Lease expired					Jan. 31, 2015
Receive rental income						3,100
Rent expense					$ 262,000		$ 206,000